PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713 626 1919 www.invesco.com/us

December 20, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

CIK No. 0000828806

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares of Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 70 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 70 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 19, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1344 or (louis.ducote@invesco.com).

Very truly yours,

/s/ Louis Ducote

Louis Ducote

Counsel